[CHAPMAN AND CUTLER LETTERHEAD]

May 3, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Innovator ETFs Trust
(Registration Nos. 333-146827; 811-22135)

Ladies and Gentlemen:

On behalf of Innovator ETFs Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 1153 and under the Investment Company Act of 1940, as amended (the “1940 Act”), Amendment No. 1154 to the Registrant’s registration statement on Form N-1A (the “Amended Registration Statement”). The Amended Registration Statement relates to Innovator Equity Defined Protection ETF – 6 Mo Jan/Jul (the “Fund”), a series of the Registrant. This Amended Registration Statement is being filed pursuant to Rule 485(a) of the 1933 Act.

Pursuant to SEC Release No. 33-6510 (February 15, 1984), the Fund hereby requests selective review of the above referenced Amended Registration Statement. We have relied upon the registration statement relating to the Innovator Equity Defined Protection ETF – 2 Yr to April 2026 (File Nos. 333-146827 and 811-22135, Post-Effective Amendment No. 1131 under the 1933 Act and Post-Effective Amendment No. 1132 under the 1940 Act) (the “Prior Innovator Fund”) as precedent in drafting the Amended Registration Statement. The Amended Registration Statement contains disclosure that the Registrant considers substantially identical to that in the Prior Innovator Fund.

The disclosure in the Amended Registration Statement with regard to the description of the Fund, the investment objective, strategy and policies, the risks associated with investment in the Fund and the management of the Fund is identical to the disclosures made in the registration statement relating to Prior Innovator Fund common shares. The disclosure in the Amended Registration Statement has been revised only as necessary to revise the disclosure to reflect the Fund’s outcome period of one year and the anticipated terms of the cap.

It is anticipated that the Registrant will file a subsequent Post-Effective Amendment to the Amended Registration Statement on or about June 14, 2024, in order to file all final exhibits and to disclose the cap range for the Fund. The Registrant will respectfully request that the Commission grant the effectiveness of this Post-Effective Amendment to the Amended Registration Statement to become effective on June 26, 2024, and will file a correspondence for the request pursuant to Rule 461 of the General Rules and Conditions of the Commission under the 1933 Act.

Should you have any questions or require further information with respect to this Registration Statement or the filings we have relied upon as precedent for and consider substantially similar to the Registration Statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren